Average Annual Total Returns - First Trust Dorsey Wright Dynamic Focus 5 ETF	First Trust Dorsey Wright Dynamic Focus 5 ETF 1 Year	First Trust Dorsey Wright Dynamic Focus 5 ETF Since Inception	First Trust Dorsey Wright Dynamic Focus 5 ETF Inception Date	First Trust Dorsey Wright Dynamic Focus 5 ETF After tax on distributions 1 Year	First Trust Dorsey Wright Dynamic Focus 5 ETF After tax on distributions Since Inception	First Trust Dorsey Wright Dynamic Focus 5 ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dorsey Wright Dynamic Focus 5 ETF After tax on distributions and sale of fund shares Since Inception	Dorsey Wright Dynamic Focus Five Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dorsey Wright Dynamic Focus Five Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.54%	10.26%	Mar. 17, 2016	12.42%	9.99%	7.41%	7.99%	12.72%	10.58%	18.40%	15.84%